Financial Information of Parent Company Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	95,237,174	94,937,174
Ordinary shares, shares outstanding	82,749,791	82,449,791
Treasury stock, shares	12,487,383	12,487,383
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.01	$ 0.01
Ordinary shares, shares authorized	100,000,000	100,000,000
Ordinary shares, shares issued	95,237,174	94,937,174
Ordinary shares, shares outstanding	82,749,791	82,449,791
Treasury stock, shares	12,487,383	12,487,383